Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
September 30, 2021
LCC-NPRT3-1121
1.9899865.100
Foreign Government and Government Agency Obligations - 83.6%
		Principal Amount (a)	Value ($)
Brazil - 8.0%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 4.4699% to 6.2765% 7/1/22 to 1/1/24	BRL	153,250,000	24,264,491
Brazilian Federative Republic:
10% 1/1/23	BRL	23,500,000	4,351,661
10% 1/1/25	BRL	16,500,000	3,008,757
10% 1/1/27	BRL	31,250,000	5,594,395
10% 1/1/31	BRL	8,500,000	1,462,656
TOTAL BRAZIL			38,681,960
Chile - 1.5%
Chilean Republic:
4.5% 3/1/26	CLP	4,250,000,000	5,108,439
5% 3/1/35	CLP	2,125,000,000	2,424,413
TOTAL CHILE			7,532,852
China - 12.7%
Peoples Republic of China:
2.36% 7/2/23	CNY	97,000,000	15,010,485
2.68% 5/21/30	CNY	56,000,000	8,475,704
2.88% 11/5/23	CNY	123,750,000	19,330,027
3.28% 12/3/27	CNY	100,500,000	16,048,996
3.81% 9/14/50	CNY	15,250,000	2,504,263
TOTAL CHINA			61,369,475
Colombia - 3.8%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	7,674,214
7% 6/30/32	COP	24,250,000,000	6,012,762
7.5% 8/26/26	COP	9,150,000,000	2,485,216
10% 7/24/24	COP	8,300,000,000	2,430,275
TOTAL COLOMBIA			18,602,467
Czech Republic - 2.5%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	121,000,000	5,044,783
1.2% 3/13/31	CZK	45,000,000	1,901,892
2% 10/13/33	CZK	113,000,000	5,107,221
TOTAL CZECH REPUBLIC			12,053,896
Dominican Republic - 0.6%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	116,250,000	2,199,415
9.75% 6/5/26 (Reg. S)	DOP	40,000,000	854,392
TOTAL DOMINICAN REPUBLIC			3,053,807
Hungary - 2.8%
Hungarian Republic:
3% 10/27/38	HUF	210,000,000	614,861
3.25% 10/22/31	HUF	937,000,000	3,031,406
5.5% 6/24/25	HUF	675,000,000	2,408,074
6.75% 10/22/28	HUF	1,895,000,000	7,585,033
TOTAL HUNGARY			13,639,374
Indonesia - 9.6%
Indonesian Republic:
6.5% 6/15/25	IDR	51,000,000,000	3,739,703
7.5% 4/15/40	IDR	15,500,000,000	1,124,664
8.125% 5/15/24	IDR	106,750,000,000	8,122,323
8.25% 5/15/29	IDR	117,000,000,000	9,196,307
8.25% 5/15/36	IDR	98,500,000,000	7,656,332
8.375% 9/15/26	IDR	120,750,000,000	9,562,978
8.375% 3/15/34	IDR	88,000,000,000	6,917,031
TOTAL INDONESIA			46,319,338
Kazakhstan - 1.0%
Kazakhstan Republic:
7.2% 5/27/25	KZT	825,851,000	1,751,328
8.05% 5/20/24 (b)	KZT	830,000,000	1,866,906
10.5% 8/4/26 (b)	KZT	440,000,000	1,049,294
TOTAL KAZAKHSTAN			4,667,528
Malaysia - 4.7%
Malaysian Government:
3.828% 7/5/34	MYR	23,250,000	5,501,283
3.885% 8/15/29	MYR	36,000,000	8,889,879
3.899% 11/16/27	MYR	16,250,000	4,027,395
4.065% 6/15/50	MYR	14,500,000	3,330,168
4.762% 4/7/37	MYR	4,000,000	1,034,277
TOTAL MALAYSIA			22,783,002
Mexico - 7.5%
United Mexican States:
5.75% 3/5/26	MXN	255,000,000	11,801,695
6.75% 3/9/23	MXN	124,000,000	6,066,788
7.75% 11/23/34	MXN	109,250,000	5,396,936
7.75% 11/13/42	MXN	141,750,000	6,802,853
8% 12/7/23	MXN	72,000,000	3,611,249
8.5% 5/31/29	MXN	53,000,000	2,749,785
TOTAL MEXICO			36,429,306
Peru - 1.6%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	15,250,000	3,171,771
6.35% 8/12/28	PEN	6,500,000	1,620,519
6.95% 8/12/31	PEN	11,500,000	2,873,929
TOTAL PERU			7,666,219
Philippines - 0.3%
Philippine Republic:
3.9% 11/26/22	PHP	30,000,000	590,229
6.25% 1/14/36	PHP	30,000,000	696,513
TOTAL PHILIPPINES			1,286,742
Poland - 4.5%
Polish Government:
1.25% 10/25/30	PLN	21,400,000	5,026,666
2.5% 7/25/26	PLN	47,000,000	12,420,833
2.75% 10/25/29	PLN	16,000,000	4,264,012
TOTAL POLAND			21,711,511
Romania - 2.0%
Romanian Republic:
3.65% 9/24/31	RON	7,500,000	1,650,184
4.25% 6/28/23	RON	17,250,000	4,121,467
4.75% 2/24/25	RON	15,550,000	3,782,811
TOTAL ROMANIA			9,554,462
Russia - 4.6%
Ministry of Finance of the Russian Federation:
7.05% 1/19/28	RUB	360,000,000	4,917,657
7.7% 3/16/39	RUB	418,500,000	5,918,002
8.5% 9/17/31	RUB	764,750,000	11,458,341
TOTAL RUSSIA			22,294,000
South Africa - 7.4%
South African Republic:
6.5% 2/28/41	ZAR	107,000,000	4,635,576
7% 2/28/31	ZAR	21,750,000	1,217,405
8% 1/31/30	ZAR	113,500,000	7,002,711
8.75% 2/28/48	ZAR	83,000,000	4,536,494
8.875% 2/28/35	ZAR	172,500,000	10,165,233
10.5% 12/21/26	ZAR	113,250,000	8,440,871
TOTAL SOUTH AFRICA			35,998,290
Thailand - 4.6%
Kingdom of Thailand:
1.6% 12/17/29	THB	114,000,000	3,334,172
1.6% 6/17/35	THB	225,750,000	6,167,927
3.3% 6/17/38	THB	168,000,000	5,506,253
4.875% 6/22/29	THB	194,250,000	7,069,679
TOTAL THAILAND			22,078,031
Turkey - 2.2%
Turkish Republic:
8% 3/12/25	TRY	58,750,000	4,987,771
11% 2/24/27	TRY	30,250,000	2,605,589
12.4% 3/8/28	TRY	7,750,000	692,820
16.2% 6/14/23	TRY	21,500,000	2,373,510
TOTAL TURKEY			10,659,690
Ukraine - 0.5%
Ukraine Government:
11.15% 8/26/22	UAH	45,000,000	1,681,997
11.75% 6/15/22	UAH	19,500,000	733,732
TOTAL UKRAINE			2,415,729
Uruguay - 1.2%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	743,892
8.5% 3/15/28 (Reg. S)	UYU	122,000,000	2,966,925
9.875% 6/20/22	UYU	99,000,000	2,352,509
TOTAL URUGUAY			6,063,326
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $418,589,126)			404,861,005

Supranational Obligations - 0.7%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S) (b)	PHP	57,900,000	1,134,404
International Finance Corp. 5.85% 11/25/22	INR	175,000,000	2,385,398
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,605,133)			3,519,802

Money Market Funds - 14.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $69,060,683)	69,046,874	69,060,683

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $491,254,942)	477,441,490
NET OTHER ASSETS (LIABILITIES) - 1.5% (d)	7,069,097
NET ASSETS - 100.0%	484,510,587

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

TRY	11,331,330	USD	1,275,277	Goldman Sachs Bank USA	10/01/21	(1,091)
USD	2,381,045	RON	10,164,728	Brown Brothers Harriman & Co.	10/04/21	1,800
ZAR	18,478,591	USD	1,229,971	Goldman Sachs Bank USA	10/05/21	(3,040)
BRL	9,086,000	USD	1,745,602	Citibank NA	11/24/21	(91,446)
BRL	6,137,000	USD	1,160,460	Citibank NA	11/24/21	(43,185)
BRL	10,803,000	USD	1,980,617	Citibank NA	11/24/21	(13,871)
CLP	918,645,000	USD	1,167,304	JPMorgan Chase Bank, N.A.	11/24/21	(39,840)
CLP	1,664,371,000	USD	2,122,847	State Street Bank And Trust Co	11/24/21	(80,145)
CLP	592,979,000	USD	749,278	State Street Bank And Trust Co	11/24/21	(21,508)
CNY	9,919,000	USD	1,528,446	JPMorgan Chase Bank, N.A.	11/24/21	4,440
CNY	6,741,000	USD	1,034,292	JPMorgan Chase Bank, N.A.	11/24/21	7,464
CNY	9,125,000	USD	1,404,602	State Street Bank And Trust Co	11/24/21	5,578
COP	15,046,000,000	USD	3,882,839	Citibank NA	11/24/21	54,263
COP	13,476,500,000	USD	3,568,261	Citibank NA	11/24/21	(41,851)
COP	4,370,400,000	USD	1,149,153	Citibank NA	11/24/21	(5,546)
CZK	214,306,000	USD	9,839,185	BNP Paribas	11/24/21	(62,126)
CZK	53,429,000	USD	2,475,363	Goldman Sachs Bank USA	11/24/21	(37,828)
EGP	110,376,000	USD	6,885,160	Citibank NA	11/24/21	136,214
HUF	746,737,000	USD	2,481,271	Citibank NA	11/24/21	(79,224)
HUF	84,482,000	USD	273,740	Goldman Sachs Bank USA	11/24/21	(1,984)
HUF	1,635,413,000	USD	5,474,050	State Street Bank And Trust Co	11/24/21	(213,378)
IDR	49,189,000,000	USD	3,389,400	BNP Paribas	11/24/21	29,236
IDR	6,292,700,000	USD	437,297	JPMorgan Chase Bank, N.A.	11/24/21	46
IDR	4,149,600,000	USD	288,507	JPMorgan Chase Bank, N.A.	11/24/21	(110)
IDR	31,349,200,000	USD	2,186,457	State Street Bank And Trust Co	11/24/21	(7,687)
IDR	12,960,400,000	USD	900,653	State Street Bank And Trust Co	11/24/21	95
INR	433,519,000	USD	5,797,491	BNP Paribas	11/24/21	15,557
INR	90,000,000	USD	1,214,411	Goldman Sachs Bank USA	11/24/21	(7,603)
MXN	48,339,000	USD	2,381,936	BNP Paribas	11/24/21	(58,249)
MXN	18,619,000	USD	898,956	Brown Brothers Harriman & Co.	11/24/21	(3,929)
MXN	24,328,000	USD	1,205,227	Goldman Sachs Bank USA	11/24/21	(35,765)
MXN	112,770,000	USD	5,474,749	Royal Bank Of Canada	11/24/21	(53,824)
MXN	11,252,000	USD	559,127	State Street Bank And Trust Co	11/24/21	(18,236)
MYR	1,128,000	USD	265,881	Goldman Sachs Bank USA	11/24/21	2,911
MYR	5,488,000	USD	1,322,410	Goldman Sachs Bank USA	11/24/21	(14,668)
MYR	10,741,000	USD	2,592,253	Goldman Sachs Bank USA	11/24/21	(32,768)
MYR	8,978,000	USD	2,138,637	Goldman Sachs Bank USA	11/24/21	740
PEN	6,329,000	USD	1,540,990	State Street Bank And Trust Co	11/24/21	(10,212)
PHP	59,703,000	USD	1,193,344	BNP Paribas	11/24/21	(25,800)
PHP	35,110,000	USD	685,474	BNP Paribas	11/24/21	1,132
PLN	27,624,000	USD	7,083,635	Citibank NA	11/24/21	(139,337)
PLN	22,734,000	USD	5,929,406	Citibank NA	11/24/21	(214,387)
PLN	4,568,000	USD	1,187,279	HSBC Bank USA	11/24/21	(38,946)
PLN	5,027,000	USD	1,265,949	JPMorgan Chase Bank, N.A.	11/24/21	(2,230)
RON	11,223,000	USD	2,621,612	Brown Brothers Harriman & Co.	11/24/21	5,341
RON	756,000	USD	179,454	Goldman Sachs Bank USA	11/24/21	(2,498)
RON	15,000,000	USD	3,546,258	JPMorgan Chase Bank, N.A.	11/24/21	(35,228)
RUB	85,522,000	USD	1,149,822	BNP Paribas	11/24/21	14,088
RUB	669,320,000	USD	8,888,263	JPMorgan Chase Bank, N.A.	11/24/21	220,833
RUB	95,664,000	USD	1,296,111	JPMorgan Chase Bank, N.A.	11/24/21	5,826
RUB	629,062,000	USD	8,538,917	JPMorgan Chase Bank, N.A.	11/24/21	22,289
RUB	88,586,000	USD	1,205,170	JPMorgan Chase Bank, N.A.	11/24/21	440
RUB	87,923,000	USD	1,195,012	JPMorgan Chase Bank, N.A.	11/24/21	1,574
THB	518,521,000	USD	15,580,559	JPMorgan Chase Bank, N.A.	11/24/21	(276,693)
THB	79,875,000	USD	2,439,378	JPMorgan Chase Bank, N.A.	11/24/21	(81,911)
THB	78,750,000	USD	2,401,808	JPMorgan Chase Bank, N.A.	11/24/21	(77,544)
THB	70,865,000	USD	2,199,124	JPMorgan Chase Bank, N.A.	11/24/21	(107,582)
THB	53,680,000	USD	1,594,687	JPMorgan Chase Bank, N.A.	11/24/21	(10,351)
TRY	10,042,000	USD	1,147,657	Citibank NA	11/24/21	(48,443)
TRY	7,349,000	USD	801,919	Citibank NA	11/24/21	2,515
TRY	1,884,000	USD	206,231	Goldman Sachs Bank USA	11/24/21	(5)
TRY	10,817,000	USD	1,257,328	JPMorgan Chase Bank, N.A.	11/24/21	(73,281)
USD	1,214,232	BRL	6,501,000	Goldman Sachs Bank USA	11/24/21	30,689
USD	3,432,428	BRL	18,739,000	State Street Bank And Trust Co	11/24/21	20,890
USD	2,352,548	CLP	1,854,278,000	Citibank NA	11/24/21	76,770
USD	881,643	CLP	683,943,000	Citibank NA	11/24/21	42,231
USD	1,411,280	CNY	9,211,000	BNP Paribas	11/24/21	(12,191)
USD	752,961	CNY	4,895,000	BNP Paribas	11/24/21	(3,514)
USD	942,367	CNY	6,099,000	Goldman Sachs Bank USA	11/24/21	(174)
USD	2,482,760	COP	9,605,800,000	Citibank NA	11/24/21	(30,799)
USD	1,939,592	COP	7,529,900,000	State Street Bank And Trust Co	11/24/21	(30,765)
USD	1,195,398	COP	4,597,500,000	State Street Bank And Trust Co	11/24/21	(7,635)
USD	2,016,042	HUF	625,437,000	Brown Brothers Harriman & Co.	11/24/21	4,183
USD	1,153,220	HUF	343,292,000	Goldman Sachs Bank USA	11/24/21	48,944
USD	1,502,510	HUF	445,328,000	Goldman Sachs Bank USA	11/24/21	70,013
USD	1,481,446	HUF	439,319,000	Goldman Sachs Bank USA	11/24/21	68,278
USD	1,144,277	IDR	16,695,000,000	BNP Paribas	11/24/21	(16,026)
USD	2,448,367	IDR	35,241,800,000	Citibank NA	11/24/21	(938)
USD	1,225,358	IDR	17,908,600,000	State Street Bank And Trust Co	11/24/21	(19,290)
USD	3,347,432	INR	247,643,000	JPMorgan Chase Bank, N.A.	11/24/21	26,791
USD	3,563,021	MXN	73,341,000	Bank Of America NA	11/24/21	37,473
USD	733,017	MYR	3,086,000	Goldman Sachs Bank USA	11/24/21	(2,350)
USD	1,444,572	PEN	5,920,000	Citibank NA	11/24/21	12,718
USD	1,876,222	PHP	94,813,000	BNP Paribas	11/24/21	22,071
USD	2,483,704	PLN	9,788,000	BNP Paribas	11/24/21	23,133
USD	1,471,854	PLN	5,615,000	Goldman Sachs Bank USA	11/24/21	60,320
USD	2,267,705	RON	9,523,000	BNP Paribas	11/24/21	38,669
USD	1,186,053	RON	4,978,000	BNP Paribas	11/24/21	20,859
USD	974,248	RON	4,092,000	BNP Paribas	11/24/21	16,439
USD	4,125,802	RON	17,500,000	Citibank NA	11/24/21	29,599
USD	1,249,743	RUB	92,556,000	JPMorgan Chase Bank, N.A.	11/24/21	(9,895)
USD	1,231,496	RUB	91,494,000	JPMorgan Chase Bank, N.A.	11/24/21	(13,690)
USD	2,490,666	RUB	183,724,000	JPMorgan Chase Bank, N.A.	11/24/21	(9,721)
USD	332,334	RUB	24,503,000	State Street Bank And Trust Co	11/24/21	(1,139)
USD	527,923	RUB	38,871,000	State Street Bank And Trust Co	11/24/21	(1,091)
USD	2,477,243	THB	81,043,000	JPMorgan Chase Bank, N.A.	11/24/21	85,303
USD	1,273,757	THB	41,937,000	JPMorgan Chase Bank, N.A.	11/24/21	36,010
USD	1,181,874	THB	39,502,000	JPMorgan Chase Bank, N.A.	11/24/21	15,994
USD	751,186	THB	25,179,000	JPMorgan Chase Bank, N.A.	11/24/21	8,041
USD	679,058	TRY	5,955,000	BNP Paribas	11/24/21	27,214
USD	270,611	TRY	2,388,163	Bank Of America NA	11/24/21	9,198
USD	1,685,598	TRY	14,904,000	State Street Bank And Trust Co	11/24/21	54,181
USD	452,045	ZAR	6,516,000	Bank Of America NA	11/24/21	22,452
USD	1,498,018	ZAR	21,615,000	Canadian Imperial Bk Commerce	11/24/21	72,963
USD	1,237,016	ZAR	18,400,000	Goldman Sachs Bank USA	11/24/21	23,922
USD	2,740,264	ZAR	41,979,000	State Street Bank And Trust Co	11/24/21	(27,368)
ZAR	40,048,000	USD	2,730,359	Goldman Sachs Bank USA	11/24/21	(90,035)
ZAR	36,543,000	USD	2,456,603	Goldman Sachs Bank USA	11/24/21	(47,360)
ZAR	30,270,000	USD	1,998,990	Goldman Sachs Bank USA	11/24/21	(3,320)
ZAR	26,175,000	USD	1,730,613	Goldman Sachs Bank USA	11/24/21	(4,922)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(907,843)

Unrealized Appreciation						1,537,730
Unrealized Depreciation						(2,445,573)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish Lira
UAH	-	Ukrainian hryvnia
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $850,000 of cash collateral segregated for open forward foreign currency contracts

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	68,228,613	193,935,608	193,105,643	20,905	2,105	-	69,060,683	0.1%
Total	68,228,613	193,935,608	193,105,643	20,905	2,105	-	69,060,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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